Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Bluemount Holdings Limited (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended March 31, 2025 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on August 15, 2025. The Company is filing this Amendment No. 1 solely to submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. Exhibit 101 and 104 were omitted from the Original Form 20-F in accordance with the 30-day grace period provided under Rule 405 of Regulation S-T. Except as described above, this Amendment No. 1 does not, and does not purport to, amend, modify or restate any information set forth in the Original 20-F, or reflect any events that occurred subsequent to the filing of the Original 20-F on August 15, 2025.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42739
Entity Registrant Name	Bluemount Holdings Limited
Entity Central Index Key	0002027815
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1007
Entity Address, Address Line Two	10/F
[custom:EntityAddressAddressLine4]	151 Gloucester Road
Entity Address, Address Line Three	Capital Centre
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class B ordinary shares, par value $0.0001 per share
Trading Symbol	BMHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Auditor name	Chun shing Ho
Auditor Location	Hong Kong
Auditor Firm ID	7020
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1007
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2137 2688
Contact Personnel Name	principal executive offices